Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of inventory

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Wireless devices and accessories	238	189
Merchandise and other	418	293
Total inventory	656	482